Note 3 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Property, Plant and Equipment [Table Text Block]
	December 31,
	2015	2014
Computer equipment	$9,188	$9,817
Software	1,713	3,369
Furniture, fixtures, and equipment	907	756
Leasehold improvements	1,126	1,127
Test equipment	7,214	6,401
Construction-in-progress	4,777	2,405
	24,925	23,875
Accumulated depreciation	(13,600)	(15,043)
Total	$11,325	$8,832